United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/11___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	11460 Tomahawk Creek Parkway
		Suite 410
		Leawood, KS  66211

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	913-428-3222

Signature, Place, and Date of Signing:


Barbara Roszel	Leawood, KS		__09/30/11____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Methods Corp               COM              009128307     2213    34756 SH       SOLE                    34756
Altera Corp.                   COM              021441100     2693    85414 SH       SOLE                    85414
Amphenol Corp CL A             COM              032095101     2103    51585 SH       SOLE                    51585
CGI Group Inc CL A             COM              39945c109     5104   271351 SH       SOLE                   271351
Canadian National Railway Co   COM              136375102     6550    98373 SH       SOLE                    98373
Cerner Corp                    COM              156782104     9225   134630 SH       SOLE                   134630
Check Point Software Tech      COM              M22465104     7816   148135 SH       SOLE                   148135
Cognizant Tech Solutions-A     COM              192446102     7606   121305 SH       SOLE                   121305
Deckers Outdoor Corp           COM              243537107     3532    37909 SH       SOLE                    37909
Dollar Tree Inc                COM              256746108     4375    58219 SH       SOLE                    58219
EMC Corp                       COM              268648102     5857   279045 SH       SOLE                   279045
Express Scripts Inc            COM              302182100     6520   175882 SH       SOLE                   175882
F5 Networks Inc                COM              315616102     3690    51942 SH       SOLE                    51942
FMC Technologies Inc           COM              30249U101     3475    92426 SH       SOLE                    92426
Flir Systems Inc               COM              302445101     4947   197491 SH       SOLE                   197491
Google Inc CL A                COM              38259P508     5680    11028 SH       SOLE                    11028
Gorman-Rupp Co                 COM              383082104     1699    68827 SH       SOLE                    68827
Herbalife Ltd                  COM              G4412G101     2639    49241 SH       SOLE                    49241
Honeywell Int'l Inc            COM              438516106     3579    81508 SH       SOLE                    81508
IHS Inc - Cl A                 COM              451734107     3005    40164 SH       SOLE                    40164
Intuit Inc                     COM              461202103     4779   100732 SH       SOLE                   100732
Intuitive Surgical Inc         COM              46120e602     4184    11485 SH       SOLE                    11485
Jacobs Engineering Group Inc   COM              469814107     3063    94844 SH       SOLE                    94844
Kirby Corp.                    COM              497266106     6391   121406 SH       SOLE                   121406
Lincoln Electric Holdings      COM              533900106     2626    90536 SH       SOLE                    90536
Mettler-Toledo International I COM              592688105     4193    29961 SH       SOLE                    29961
Micros Systems Inc             COM              594901100     5303   120706 SH       SOLE                   120706
NVE Corp.                      COM              629445206     1167    19240 SH       SOLE                    19240
Novo-Nordisk Spons ADR         COM              670100205     8499    85402 SH       SOLE                    85402
Oceaneering Intl Inc           COM              675232102     6921   195839 SH       SOLE                   195839
Panera Bread Company CL A      COM              69840w108     3040    29250 SH       SOLE                    29250
Petsmart, Inc.                 COM              716768106     6832   160191 SH       SOLE                   160191
Ross Stores Inc                COM              778296103     6154    78205 SH       SOLE                    78205
Sabine Royalty Trust           COM              785688102      244     3869 SH       SOLE                     3869
Stericycle Inc                 COM              858912108     3927    48646 SH       SOLE                    48646
Teva Pharm Ind-SP ADR          COM              881624209     4039   108515 SH       SOLE                   108515
Toronto-Dominion Bank          COM              891160509     5699    80325 SH       SOLE                    80325
Tractor Supply                 COM              892356106    11908   190432 SH       SOLE                   190432